Other Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Detailed Information About Other Income and Expenses

	2019	2018
Merger and related costs	82	170
Acquisition and integration related costs	16	-
Foreign exchange loss (gain), net of related derivatives	42	(10)
Earnings of equity-accounted investees	(66)	(40)
Bad debts	24	26
Defined Benefit Plans Curtailment Gain (Note 23)	-	(157)
Other expenses	56	54
	154	43